Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2023		$ 78,571		$ 20,109	$ 55,673	$ (84)	$ 68,767	$ 8,075	$ 76,842	$ 1,729	$ (1,755)	$ (1,104)	$ 14	$ (4,545)	$ 459
Statement [Line Items]
Net income		2,199	[3]		2,066		2,066	108	2,174	25
Other comprehensive income (loss)		(110)					(67)		(67)	(43)	(1,270)	606	166	1,083	(652)
Total comprehensive income		2,089			2,066		1,999	108	2,107	(18)	(1,270)	606	166	1,083	(652)
Shares/instruments issued		1,494		490			490	1,004	1,494
Shares repurchased/redeemed		(300)						(300)	(300)
Dividends and distributions paid to equity holders		(1,410)			(1,287)		(1,287)	(108)	(1,395)	(15)
Share-based payments	[4]	10				10	10		10
Other		(2)			(9)	7	(2)		(2)
Ending Balance at Jan. 31, 2024		80,452		20,599	56,443	(67)	69,977	8,779	78,756	1,696	(3,025)	(498)	180	(3,462)	(193)
Beginning Balance at Oct. 31, 2024		84,076		22,054	57,751	(68)	73,590	8,779	82,369	1,707	(3,559)	(491)	339	(2,197)	(239)
Statement [Line Items]
Net income		993			1,025		1,025	122	1,147	(154)
Other comprehensive income (loss)		1,447					1,358		1,358	89	1,078	24	15	337	(96)
Total comprehensive income		2,440			1,025		2,383	122	2,505	(65)	1,078	24	15	337	(96)
Shares/instruments issued		1,530		82		(5)	77	1,453	1,530
Dividends and distributions paid to equity holders		(1,458)			(1,320)		(1,320)	(122)	(1,442)	(16)
Share-based payments	[4]	8				8	8		8
Other		(175)			(11)	(164)	(175)		(175)
Ending Balance at Jan. 31, 2025		$ 86,421		$ 22,136	$ 57,445	$ (229)	$ 74,563	$ 10,232	$ 84,795	$ 1,626	$ (2,481)	$ (467)	$ 354	$ (1,860)	$ (335)

[1]	Includes undistributed retained earnings of $77 (January 31, 2024 – $70) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits, Own credit risk, and Insurance contracts.
[3]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[4]	Represents amounts on account of share-based payments (refer to Note 13).